Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property and Equipment

NOTE 6-PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classifications, and changes therein is as follows:

	Cost						Accumulated depreciation
	Balance at beginning of year	IFRS 16 reclass	Additions during the year	Disposals during the year		Balance at end of year	Balance at beginning of year	IFRS 16 reclass	Additions during the year	Disposals during the year		Balance at end of year	Net book value
	U.S. dollars in thousands
Year ended December 31, 2019:
Laboratory equipment	$4,639	(1,120)	$28	$		$3,547	$1,929	$(126)	$315	$		2,118	$1,429
Computers	275		16		-	291	204		51		-	255	36
Office furniture and equipment	196		2		-	198	35		15		-	50	148
Leasehold improvements	6,626		27		-	6,653	647		670		-	1,317	5,336

	$11,736	$(1,120)	$73			$10,689	$2,815	$(126)	$1,051	$		$3,740	$6,949

Year ended December 31, 2018:
Laboratory equipment	$3,016		$1,627		$(4)	$4,639	$1,501		$432		$(4)	$1,929	$2,710
Computers	238		37		-	275	154		50		-	204	71
Office furniture and equipment	111		85		-	196	20		15		-	35	161
Leasehold improvements	5,675		1,251		(300)	6,626	537		659		(249)	647	5,979

	$9,040		$3,000		(304)	$11,736	$1,912		$1,156		$(253)	$2,815	$8,921

	Cost				Accumulated depreciation
	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Balance at beginning of year	Additions during the year	Disposals during the year	Balance at end of year	Net book value
	U.S. dollars in thousands
Year ended December 31, 2017:
Laboratory equipment	$2,024	$1,186	(194)	$3,016	$1,605	$90	$(194)	$1,501	$1,515
Computers	400	95	(257)	238	368	43	(257)	154	84
Office furniture and equipment	67	83	(39)	111	57	2	(39)	20	91
Leasehold improvements	752	5,233	(310)	5,675	526	21	(310)	237	5,438

	$3,243	$6,597	(800)	$9,040	$2,556	$156	$(800)	$1,912	$7,128